Segment information (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Description Of Segment Information Explanatory Abstract
Information on concentration of clients	In the year ended June 30, 2022, the Company has four clients individually representing 10% or more of consolidated revenues, representing 57.9% of the total revenues of the Company. Of these four clients, two account for 97.8% of the revenues from the sugarcane segment and two account for 41% of the revenues from the grain/cotton segments.	In the year ended June 30, 2021, the Company has three clients individually representing 10% or more of consolidated revenues, representing 50% of the total sales of the Company. Of these three clients, two account for 99% of the revenues from the sugarcane segment and one account for 23% of the revenues from the grains segment.
Individually representing percentage			10.00%
Revenues percentage			73.00%
Clients two account percentage			100.00%
Segment and two account			61.00%
Segments represent perecntage	10.00%		10.00%